Employee Benefit Plans (Changes In Benefit Obligations And Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in plan assets:
Fair value of plan assets at end of year	$ 87,106	$ 70,052
Pension Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	113,914	71,946
Service cost	12,222	9,628	6,720
Interest cost	4,862	4,343	3,341
Plan participants’ contributions	0	0
Actuarial loss	15,975	30,561
Benefits paid	(4,270)	(2,368)
Plan amendment	0	0
Settlement	0	(196)
Benefit obligation at end of year	142,703	113,914	71,946
Change in plan assets:
Beginning balance	70,052	61,418
Employer contributions	13,336	9,389
Plan participants’ contributions	0	0
Actual return on plan assets	7,988	1,809
Benefits paid	(4,270)	(2,368)
Settlement	0	(196)
Fair value of plan assets at end of year	87,106	70,052	61,418
Funded status at end of year	(55,597)	(43,862)
Accumulated benefit obligation	101,233	79,659
Other Postretirement Benefits [Member]
Change in benefit obligation:
Benefit obligation at beginning of year	23,786	18,910
Service cost	396	430	319
Interest cost	821	999	992
Plan participants’ contributions	221	185
Actuarial loss	4,751	3,950
Benefits paid	(760)	(688)
Plan amendment	16,020	0
Settlement	0	0
Benefit obligation at end of year	13,195	23,786	18,910
Change in plan assets:
Beginning balance	0	0
Employer contributions	539	503
Plan participants’ contributions	221	185
Actual return on plan assets	0	0
Benefits paid	(760)	(688)
Settlement	0	0
Fair value of plan assets at end of year	0	0	0
Funded status at end of year	$ (13,195)	$ (23,786)